Net Income Per Limited Partner Unit (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended
	Nov. 13, 2017	Oct. 18, 2017	Sep. 30, 2017	Sep. 30, 2016
Subsequent Events [Abstract]
Total distributions attributable to the indicated period			$ 287	$ 177
Cash Distribution | Subsequent Event
Subsequent Events [Abstract]
Total distributions attributable to the indicated period	$ 121
Common Units | Cash Distribution | Subsequent Event
Subsequent Events [Abstract]
Quarterly cash distribution declared per limited partner unit (in dollars per share)		$ 0.646